Disclosure of detailed information about liability portion of the flow-through shares issuances (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Statement [Line Items]
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 1	$ 0
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 2	$ 0
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 3 | shares	0
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 4	$ 21
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 5	93
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 6	114
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 7	(21)
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 8	0
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 9	(21)
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 10	0
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 11	93
Flow-through Shares Liability Disclosure Of Detailed Information About Liability Portion Of The Flow-through Shares Issuances 12	$ 93